QUARTERLY FINANCIAL DATA (Unaudited) - Summarized quarterly financial data (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2013 CNY	Sep. 30, 2013 CNY	Jun. 30, 2013 CNY	Mar. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2012 CNY	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Quarterly Financial Information Disclosure [Abstract]
Sales	387,140,688	425,926,695	364,015,592	220,777,799	331,838,948	372,661,920	351,199,883	269,251,054	$ 225,727,000	1,397,861,000		1,324,952,000		1,414,289,000
Gross (loss) profit	100,596,341	148,023,358	126,597,747	73,562,227	101,188,193	124,198,653	108,260,886	99,262,292	72,402,000	448,780,000		432,910,000		518,816,000
Net (loss) income from continuing operations	24,920,607	43,283,357	27,246,301	7,170,983	23,852,861	24,726,357	14,943,698	24,969,877	19,248,000	119,200,000		102,856,000		175,473,000
Net (loss) income from discontinued operations
Net (loss) income	24,920,607	43,283,357	27,246,301	7,170,983	23,852,861	24,726,357	14,943,698	24,969,877	$ 16,571,000	102,621,000	$ 14,100,000	88,493,000	$ 23,900,000	154,139,000
Earnings per share - Basic (in dollars per share)	1.53	2.66	1.69	0.44	1.48	1.53	0.92	1.54	$ 1.02	6.32		5.47		9.54
Earnings per share - Diluted (in dollars per share)	1.49	2.60	1.64	0.41	1.42	1.47	0.90	1.50	$ 0.99	6.14		5.29		9.37